COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost Of Revenue [Abstract]
Disclosure of cost of revenue
	Year ended December 31
	2021	2020	2019
	USD thousands

Programmatic (1)	31,572	31,918	142,676
Performance	40,079	27,889	44,570

Cost of Revenue	71,651	59,807	187,246